Schedule of Investments
(unaudited)
June 30, 2024
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.4%
AAR Corp.
(a)
....................... 62,211 $ 4,522,740
AeroVironment, Inc.
(a) (b)
................ 231,467 42,164,029
Archer Aviation, Inc. , Class A
(a)
........... 1,952,340 6,872,237
Byrna Technologies, Inc.
(a)
.............. 154,241 1,539,325
Cadre Holdings, Inc. .................. 230,611 7,739,305
Eve Holding, Inc.
(a) (b)
.................. 161,752 655,096
Intuitive Machines, Inc.
(a)
............... 31,147 102,785
Kratos Defense & Security Solutions, Inc.
(a)
.. 582,503 11,655,885
Leonardo DRS, Inc.
(a) (b)
................ 576,820 14,714,678
Moog, Inc. , Class A .................. 251,895 42,142,033
Park Aerospace Corp. ................. 71,414 976,943
Redwire Corp.
(a) (b)
.................... 59,545 426,938
Rocket Lab USA, Inc.
(a) (b)
............... 3,072,089 14,746,027
Terran Orbital Corp.
(a) (b)
................ 68,607 56,258
Virgin Galactic Holdings, Inc.
(a) (b)
.......... 24,812 209,165
VirTra, Inc.
(a)
....................... 92,710 712,940
149,236,384
Automobile Components — 1.5%
Dorman Products, Inc.
(a) (b)
.............. 231,465 21,174,418
Gentherm, Inc.
(a) (b)
................... 277,353 13,679,050
Holley, Inc.
(a)
....................... 175,971 629,976
LCI Industries ...................... 219,979 22,741,429
Luminar Technologies, Inc. , Class A
(a) (b)
..... 2,588,842 3,857,375
Modine Manufacturing Co.
(a) (b)
........... 456,723 45,759,077
Patrick Industries, Inc. ................ 189,360 20,555,028
Visteon Corp.
(a)
..................... 240,054 25,613,762
XPEL, Inc.
(a) (b) (c)
..................... 222,035 7,895,565
161,905,680
Automobiles — 0.0%
Livewire Group, Inc.
(a) (b)
................ 159,587 1,222,436
Banks — 1.0%
Axos Financial, Inc.
(a)
................. 53,842 3,077,070
BancFirst Corp. ..................... 25,664 2,250,733
Bancorp, Inc. (The)
(a) (b)
................ 420,321 15,871,321
Bank7 Corp. ....................... 3,999 125,169
Citizens Financial Services, Inc. .......... 6,865 308,513
City Holding Co. .................... 10,625 1,128,906
Coastal Financial Corp.
(a) (b)
............. 92,254 4,256,600
Columbia Financial, Inc.
(a) (b)
............. 26,514 396,915
Esquire Financial Holdings, Inc. .......... 54,947 2,615,477
First Bancorp ...................... 111,534 2,039,957
First Business Financial Services, Inc. ...... 4,235 156,653
First Financial Bankshares, Inc. .......... 1,164,756 34,395,245
First Foundation, Inc. ................. 131,526 861,495
First Internet Bancorp ................. 29,301 791,713
First Western Financial, Inc.
(a)
........... 15,372 261,324
Greene County Bancorp, Inc. ............ 60,340 2,034,061
Lakeland Financial Corp. ............... 13,197 811,879
Live Oak Bancshares, Inc. .............. 264,413 9,270,320
Metrocity Bankshares, Inc. ............. 17,890 472,296
Nicolet Bankshares, Inc. ............... 26,918 2,235,271
Pathward Financial, Inc.
(b)
.............. 63,496 3,591,969
Peoples Financial Services Corp. ......... 16,754 762,977
ServisFirst Bancshares, Inc. ............ 131,258 8,294,193
Shore Bancshares, Inc. ................ 51,272 587,064
Triumph Financial, Inc.
(a)
............... 178,314 14,577,169
USCB Financial Holdings, Inc. , Class A ..... 14,979 192,181
111,366,471
Beverages — 0.3%
MGP Ingredients, Inc.
(b)
................ 124,232 9,242,861
National Beverage Corp. ............... 205,087 10,508,658
Security
Shares
Shares Value
Beverages (continued)
Primo Water Corp. ................... 178,794 $ 3,908,437
Vita Coco Co., Inc. (The)
(a) (b)
............ 344,180 9,585,413
33,245,369
Biotechnology — 12.9%
(a)
4D Molecular Therapeutics, Inc.
(b)
......... 284,777 5,977,469
Absci Corp. ........................ 521,618 1,606,583
ACADIA Pharmaceuticals, Inc.
(b)
.......... 1,056,122 17,161,983
Achieve Life Sciences, Inc. ............. 181,842 854,657
Actinium Pharmaceuticals, Inc.
(b)
......... 267,077 1,976,370
ADC Therapeutics SA ................. 372,332 1,176,569
ADMA Biologics, Inc.
(b)
................ 1,985,281 22,195,442
Aerovate Therapeutics, Inc. ............. 171,949 285,435
Agenus, Inc.
(b)
...................... 24,326 407,461
Akebia Therapeutics, Inc. .............. 179,812 183,408
Akero Therapeutics, Inc.
(b)
.............. 101,750 2,387,055
Aldeyra Therapeutics, Inc.
(b)
............. 62,432 206,650
Alector, Inc. ....................... 710,978 3,227,840
Alkermes plc ....................... 1,480,496 35,679,954
Altimmune, Inc. ..................... 344,979 2,294,110
ALX Oncology Holdings, Inc. ............ 279,381 1,684,667
Amicus Therapeutics, Inc. .............. 2,586,470 25,657,782
AnaptysBio, Inc. .................... 173,836 4,356,330
Anavex Life Sciences Corp.
(b)
............ 185,257 781,785
Anika Therapeutics, Inc. ............... 21,884 554,322
Apogee Therapeutics, Inc.
(b)
............. 319,534 12,573,663
Applied Therapeutics, Inc. .............. 512,858 2,395,047
Arbutus Biopharma Corp.
(b)
............. 1,158,424 3,579,530
Arcellx, Inc.
(b)
...................... 380,510 21,000,347
Arcturus Therapeutics Holdings, Inc.
(b)
...... 180,728 4,400,727
Arcus Biosciences, Inc. ................ 478,053 7,280,747
Arcutis Biotherapeutics, Inc.
(b)
........... 936,527 8,709,701
Ardelyx, Inc.
(b)
...................... 2,051,676 15,202,919
ArriVent Biopharma, Inc.
(b)
.............. 51,717 959,350
Arrowhead Pharmaceuticals, Inc. ......... 1,054,346 27,402,453
ARS Pharmaceuticals, Inc.
(b)
............ 434,205 3,695,085
Astria Therapeutics, Inc.
(b)
.............. 339,227 3,086,966
Atossa Therapeutics, Inc. .............. 205,119 244,092
Aurinia Pharmaceuticals, Inc.
(b)
........... 929,225 5,305,875
Avid Bioservices, Inc.
(b)
................ 519,713 3,710,751
Avidity Biosciences, Inc. ............... 891,640 36,423,494
Avita Medical, Inc.
(b)
.................. 229,465 1,817,363
BioCryst Pharmaceuticals, Inc. ........... 1,819,327 11,243,441
Biohaven Ltd. ...................... 662,987 23,012,279
Biomea Fusion, Inc.
(b)
................. 246,636 1,109,862
BioVie, Inc. ........................ 7,193 2,881
Bioxcel Therapeutics, Inc. .............. 13,565 17,363
Black Diamond Therapeutics, Inc. ......... 223,975 1,043,724
Blueprint Medicines Corp.
(b)
............. 555,632 59,886,017
Boundless Bio, Inc. .................. 33,242 128,647
Bridgebio Pharma, Inc.
(b)
............... 774,064 19,607,041
Cabaletta Bio, Inc.
(b)
.................. 90,038 673,484
Candel Therapeutics, Inc. .............. 132,557 821,853
Capricor Therapeutics, Inc. ............. 190,278 907,626
Cardiff Oncology, Inc. ................. 139,200 309,024
CareDx, Inc. ....................... 98,152 1,524,301
Cargo Therapeutics, Inc.
(b)
.............. 20,394 334,870
Cartesian Therapeutics, Inc.
(b)
........... 62,294 1,682,561
Catalyst Pharmaceuticals, Inc. ........... 1,022,012 15,830,966
Celcuity, Inc. ....................... 192,642 3,155,476
Celldex Therapeutics, Inc.
(b)
............. 464,863 17,204,580
CervoMed, Inc. ..................... 47,593 814,792
CG oncology, Inc.
(b)
.................. 124,813 3,940,346
Cogent Biosciences, Inc.
(b)
.............. 752,237 6,341,358
Coherus Biosciences, Inc.
(b)
............. 272,042 470,633

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Corbus Pharmaceuticals Holdings, Inc. ..... 54,661 $ 2,473,410
Crinetics Pharmaceuticals, Inc.
(b)
......... 686,944 30,768,222
Cue Biopharma, Inc. .................. 36,214 44,905
Cullinan Therapeutics, Inc. ............. 304,111 5,303,696
Cytokinetics, Inc.
(b)
................... 92,601 5,017,122
Day One Biopharmaceuticals, Inc.
(b)
....... 413,198 5,693,868
Denali Therapeutics, Inc.
(b)
............. 630,124 14,631,479
Dianthus Therapeutics, Inc. ............. 15,475 400,493
Disc Medicine, Inc. ................... 16,454 741,582
Dynavax Technologies Corp.
(b)
........... 927,274 10,413,287
Dyne Therapeutics, Inc.
(b)
.............. 712,459 25,142,678
Elevation Oncology, Inc. ............... 250,648 676,750
Fennec Pharmaceuticals, Inc. ........... 38,571 235,669
Fibrobiologics, Inc. ................... 165,631 826,499
Foghorn Therapeutics, Inc. ............. 144,591 831,398
G1 Therapeutics, Inc. ................. 435,255 992,381
Galectin Therapeutics, Inc. ............. 106,336 240,319
Genelux Corp. ...................... 4,991 9,733
Geron Corp.
(b)
...................... 3,535,664 14,991,215
Greenwich Lifesciences, Inc. ............ 50,181 866,124
Gyre Therapeutics, Inc. ................ 11,581 138,161
Halozyme Therapeutics, Inc.
(b)
........... 1,099,181 57,553,117
Heron Therapeutics, Inc.
(b)
.............. 110,950 388,325
HilleVax, Inc.
(b)
...................... 52,714 762,244
Humacyte, Inc.
(b)
.................... 781,933 3,753,278
Ideaya Biosciences, Inc.
(b)
.............. 660,166 23,178,428
IGM Biosciences, Inc. ................. 122,697 842,928
Immuneering Corp. , Class A ............ 32,208 41,226
ImmunityBio, Inc.
(b)
................... 974,795 6,160,704
Immunome, Inc. ..................... 453,662 5,489,310
Immunovant, Inc.
(b)
................... 513,963 13,568,623
Inhibrx Biosciences, Inc.
(b)
.............. 56,086 794,739
Inmune Bio, Inc. .................... 107,409 947,347
Insmed, Inc.
(b)
...................... 1,370,360 91,814,120
Iovance Biotherapeutics, Inc. ............ 2,234,456 17,920,337
Ironwood Pharmaceuticals, Inc. , Class A .... 423,128 2,758,795
Janux Therapeutics, Inc. ............... 247,486 10,367,189
Jasper Therapeutics, Inc. .............. 89,799 2,038,437
KalVista Pharmaceuticals, Inc. ........... 335,508 3,952,284
Karyopharm Therapeutics, Inc. ........... 90,239 78,291
Keros Therapeutics, Inc.
(b)
.............. 260,335 11,897,310
Kiniksa Pharmaceuticals International plc .... 328,481 6,132,740
Korro Bio, Inc. ...................... 14,971 507,068
Krystal Biotech, Inc.
(b)
................. 218,900 40,198,796
Kura Oncology, Inc. .................. 639,369 13,164,608
Kymera Therapeutics, Inc.
(b)
............. 393,038 11,732,184
Kyverna Therapeutics, Inc. ............. 92,329 692,468
Larimar Therapeutics, Inc. .............. 341,883 2,478,652
Lexeo Therapeutics, Inc.
(b)
.............. 84,045 1,348,082
Lexicon Pharmaceuticals, Inc. ........... 403,853 678,473
Lineage Cell Therapeutics, Inc.
(b)
......... 1,293,174 1,289,682
MacroGenics, Inc. ................... 462,426 1,965,311
Madrigal Pharmaceuticals, Inc.
(b)
......... 154,858 43,385,017
MannKind Corp. .................... 1,799,031 9,390,942
MeiraGTx Holdings plc ................ 229,008 964,124
Mersana Therapeutics, Inc.
(b)
............ 522,156 1,049,534
Metagenomi, Inc. .................... 33,457 136,505
MiMedx Group, Inc. .................. 486,721 3,372,977
Mineralys Therapeutics, Inc.
(b)
........... 55,790 652,743
Mirum Pharmaceuticals, Inc.
(b)
........... 344,654 11,783,720
Neurogene, Inc. ..................... 46,803 1,703,161
Novavax, Inc.
(b)
..................... 966,858 12,240,422
Nurix Therapeutics, Inc. ............... 368,139 7,683,061
Nuvalent, Inc. , Class A
(b)
............... 282,429 21,425,064
Nuvectis Pharma, Inc.
(b)
............... 9,211 58,306
Security
Shares
Shares Value
Biotechnology (continued)
Ocugen, Inc. ....................... 2,263,019 $ 3,507,679
Olema Pharmaceuticals, Inc. ............ 91,042 985,074
Omega Therapeutics, Inc. .............. 16,878 34,938
Organogenesis Holdings, Inc. , Class A ..... 74,760 209,328
ORIC Pharmaceuticals, Inc. ............. 123,591 873,788
Outlook Therapeutics, Inc.
(b)
............. 47,469 350,321
Ovid therapeutics, Inc. ................ 515,002 396,140
PepGen, Inc. ....................... 119,021 1,899,575
Perspective Therapeutics, Inc. ........... 336,037 3,350,289
Poseida Therapeutics, Inc. ............. 156,092 455,789
Praxis Precision Medicines, Inc. .......... 152,178 6,294,082
Precigen, Inc. ...................... 92,224 145,714
Prime Medicine, Inc.
(b)
................. 503,837 2,589,722
ProKidney Corp. , Class A
(b)
............. 434,203 1,068,139
Protagonist Therapeutics, Inc. ........... 514,547 17,829,054
Prothena Corp. plc ................... 222,133 4,584,825
PTC Therapeutics, Inc. ................ 510,882 15,622,772
Puma Biotechnology, Inc. .............. 117,954 384,530
Recursion Pharmaceuticals, Inc. , Class A .... 1,824,120 13,680,900
Regulus Therapeutics, Inc. ............. 137,842 246,048
Reneo Pharmaceuticals, Inc. ............ 6,724 10,153
Renovaro, Inc. ...................... 256,394 448,690
REVOLUTION Medicines, Inc.
(b)
.......... 879,411 34,129,941
Rhythm Pharmaceuticals, Inc.
(b)
.......... 483,675 19,859,696
Rigel Pharmaceuticals, Inc. ............. 123,402 1,014,366
Rocket Pharmaceuticals, Inc.
(b)
........... 581,948 12,529,340
Sana Biotechnology, Inc.
(b)
.............. 1,168,831 6,381,817
Savara, Inc. ....................... 685,246 2,761,541
Scholar Rock Holding Corp. ............. 545,122 4,540,866
Sera Prognostics, Inc. , Class A ........... 242,073 1,433,072
Shattuck Labs, Inc. .................. 235,719 909,875
Skye Bioscience, Inc. ................. 23,389 187,346
Soleno Therapeutics, Inc. .............. 194,308 7,927,766
Solid Biosciences, Inc. ................ 21,783 123,510
SpringWorks Therapeutics, Inc. .......... 607,805 22,896,014
Spyre Therapeutics, Inc. ............... 29,512 693,827
Stoke Therapeutics, Inc. ............... 313,999 4,242,127
Summit Therapeutics, Inc.
(b)
............. 736,416 5,744,045
Syndax Pharmaceuticals, Inc.
(b)
.......... 727,461 14,934,774
Tango Therapeutics, Inc. ............... 418,871 3,593,913
Taysha Gene Therapies, Inc. ............ 1,415,059 3,169,732
Tenaya Therapeutics, Inc. .............. 137,663 426,755
Tevogen Bio Holdings, Inc. ............. 144,523 104,519
TG Therapeutics, Inc.
(b)
................ 1,230,457 21,889,830
TScan Therapeutics, Inc. .............. 219,414 1,283,572
Twist Bioscience Corp. ................ 507,594 25,014,232
Tyra Biosciences, Inc. ................. 178,024 2,846,604
UroGen Pharma Ltd.
(b)
................ 234,078 3,927,829
Vaxcyte, Inc.
(b)
...................... 964,630 72,839,211
Vera Therapeutics, Inc. , Class A
(b)
......... 344,399 12,460,356
Verastem, Inc. ...................... 227,256 677,223
Vericel Corp.
(b)
...................... 427,998 19,636,548
Viridian Therapeutics, Inc.
(b)
............. 404,904 5,267,801
Werewolf Therapeutics, Inc. ............. 66,301 161,774
X4 Pharmaceuticals, Inc.
(b)
............. 1,458,065 845,678
Xencor, Inc. ....................... 242,402 4,588,670
XOMA Corp. ....................... 36,970 875,819
Y-mAbs Therapeutics, Inc.
(b)
............. 324,386 3,918,583
Zura Bio Ltd. , Class A ................. 161,818 566,363
1,424,659,255
Broadline Retail — 0.0%
(a)
1stdibs.com, Inc. .................... 48,985 219,943
Groupon, Inc. ...................... 100,462 1,537,068
Qurate Retail, Inc. , Class B ............. 14,906 63,052

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Broadline Retail (continued)
Savers Value Village, Inc.
(b)
............. 204,078 $ 2,497,915
4,317,978
Building Products — 1.7%
American Woodmark Corp.
(a) (b)
........... 7,680 603,648
Apogee Enterprises, Inc. ............... 65,156 4,094,077
AZZ, Inc. ......................... 214,739 16,588,588
CSW Industrials, Inc. ................. 136,871 36,313,245
Gibraltar Industries, Inc.
(a)
.............. 128,323 8,796,542
Griffon Corp. ....................... 340,779 21,762,147
Insteel Industries, Inc. ................. 68,713 2,127,354
Janus International Group, Inc.
(a) (b)
........ 1,243,823 15,709,485
JELD-WEN Holding, Inc.
(a)
.............. 259,629 3,497,203
Tecnoglass, Inc. ..................... 197,623 9,916,722
UFP Industries, Inc. .................. 301,747 33,795,664
Zurn Elkay Water Solutions Corp. ......... 1,220,213 35,874,262
189,078,937
Capital Markets — 2.5%
Artisan Partners Asset Management, Inc. , Class
A ............................ 555,314 22,917,809
AssetMark Financial Holdings, Inc.
(a)
....... 119,406 4,125,477
B Riley Financial, Inc.
(b)
................ 185,056 3,264,388
Brightsphere Investment Group, Inc. ....... 252,510 5,598,147
Cohen & Steers, Inc. ................. 250,158 18,151,465
Diamond Hill Investment Group, Inc. ....... 23,375 3,290,031
Donnelley Financial Solutions, Inc.
(a)
....... 149,749 8,928,035
GCM Grosvenor, Inc. , Class A ........... 372,270 3,633,355
Hamilton Lane, Inc. , Class A ............ 343,228 42,416,116
MarketWise, Inc. , Class A .............. 95,922 111,270
Moelis & Co. , Class A ................. 308,922 17,565,305
Open Lending Corp. , Class A
(a)
........... 899,998 5,021,989
P10, Inc. , Class A ................... 366,782 3,110,311
Patria Investments Ltd. , Class A .......... 529,176 6,381,863
Perella Weinberg Partners , Class C ....... 479,021 7,784,091
Piper Sandler Cos. ................... 155,601 35,814,682
PJT Partners, Inc. , Class A ............. 213,231 23,009,757
StepStone Group, Inc. , Class A .......... 479,382 21,998,840
StoneX Group, Inc.
(a)
................. 27,032 2,035,780
Value Line, Inc. ..................... 6,919 298,001
Victory Capital Holdings, Inc. , Class A ...... 372,424 17,775,798
Virtus Investment Partners, Inc. .......... 51,733 11,683,898
WisdomTree, Inc. .................... 1,261,033 12,496,837
277,413,245
Chemicals — 2.0%
Arq, Inc.
(a)
......................... 26,900 163,283
ASP Isotopes, Inc.
(a)
.................. 353,186 1,080,749
Aspen Aerogels, Inc.
(a)
................ 113,957 2,717,874
Balchem Corp. ..................... 285,812 44,000,757
Cabot Corp. ....................... 479,561 44,066,860
Hawkins, Inc. ...................... 170,470 15,512,770
HB Fuller Co. ...................... 141,699 10,905,155
Ingevity Corp.
(a)
..................... 319,557 13,967,837
Innospec, Inc. ...................... 186,681 23,071,905
Northern Technologies International Corp. ... 66,426 1,100,015
Orion SA ......................... 504,364 11,065,746
PureCycle Technologies, Inc.
(a) (b)
.......... 215,478 1,275,630
Quaker Chemical Corp. ............... 123,499 20,957,780
Sensient Technologies Corp. ............ 354,078 26,269,047
Stepan Co. ........................ 19,181 1,610,437
217,765,845
Commercial Services & Supplies — 1.6%
ACV Auctions, Inc. , Class A
(a) (b)
........... 1,308,663 23,883,100
Aris Water Solutions, Inc. , Class A ........ 14,066 220,414
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Bridger Aerospace Group Holdings, Inc.
(a)
... 27,098 $ 101,347
Brink's Co. (The) .................... 397,365 40,690,176
Casella Waste Systems, Inc. , Class A
(a) (b)
.... 506,013 50,206,610
CECO Environmental Corp.
(a)
............ 255,933 7,383,667
Cimpress plc
(a) (b)
.................... 107,913 9,454,258
CompX International, Inc. .............. 7,258 179,055
Driven Brands Holdings, Inc.
(a)
........... 522,426 6,650,483
HNI Corp. ......................... 198,801 8,950,021
Interface, Inc. ...................... 47,930 703,612
LanzaTech Global, Inc.
(a) (b)
.............. 970,642 1,795,688
Liquidity Services, Inc.
(a)
............... 181,946 3,635,281
Montrose Environmental Group, Inc.
(a) (b)
..... 280,683 12,507,234
Perma-Fix Environmental Services, Inc.
(a)
... 109,276 1,106,966
Pitney Bowes, Inc. ................... 420,342 2,135,337
Quad/Graphics, Inc. , Class A ............ 145,320 791,994
Quest Resource Holding Corp.
(a)
.......... 131,220 1,154,736
Viad Corp.
(a)
....................... 178,452 6,067,368
Virco Mfg. Corp. .................... 7,606 106,028
VSE Corp. ........................ 19,650 1,734,702
179,458,077
Communications Equipment — 0.4%
(a)
Calix, Inc. ......................... 383,687 13,594,031
Cambium Networks Corp. .............. 9,222 25,729
Extreme Networks, Inc. ................ 594,492 7,995,918
Harmonic, Inc. ...................... 975,099 11,476,915
Infinera Corp.
(b)
..................... 1,761,592 10,728,095
43,820,688
Construction & Engineering — 2.3%
Ameresco, Inc. , Class A
(a) (b)
............. 95,407 2,748,676
Argan, Inc. ........................ 108,627 7,947,151
Bowman Consulting Group Ltd.
(a) (b)
........ 116,874 3,715,425
Centuri Holdings, Inc.
(a)
................ 118,696 2,312,198
Construction Partners, Inc. , Class A
(a) (b)
..... 379,359 20,944,410
Dycom Industries, Inc.
(a)
............... 250,920 42,345,259
Fluor Corp.
(a)
....................... 1,382,266 60,197,684
Granite Construction, Inc. .............. 319,617 19,806,666
IES Holdings, Inc.
(a) (b)
................. 73,478 10,237,690
Limbach Holdings, Inc.
(a)
............... 89,986 5,122,903
MYR Group, Inc.
(a)
................... 146,334 19,858,987
Northwest Pipe Co.
(a)
................. 11,732 398,536
Orion Group Holdings, Inc.
(a)
............ 41,249 392,278
Primoris Services Corp. ............... 433,361 21,620,380
Sterling Infrastructure, Inc.
(a) (b)
........... 266,974 31,593,703
249,241,946
Construction Materials — 0.4%
Knife River Corp.
(a)
................... 501,298 35,161,042
Smith-Midland Corp.
(a)
................ 38,435 1,064,265
United States Lime & Minerals, Inc. ........ 18,513 6,742,064
42,967,371
Consumer Finance — 0.7%
Atlanticus Holdings Corp.
(a)
............. 3,094 87,189
FirstCash Holdings, Inc. ............... 348,073 36,505,896
LendingTree, Inc.
(a) (b)
................. 83,101 3,456,170
Moneylion, Inc.
(a)
.................... 75,124 5,524,619
NerdWallet, Inc. , Class A
(a)
.............. 344,909 5,035,671
OppFi, Inc. , Class A .................. 143,728 487,238
PROG Holdings, Inc. ................. 62,476 2,166,668
Regional Management Corp. ............ 15,731 452,109
Upstart Holdings, Inc.
(a) (b)
............... 682,035 16,089,206
World Acceptance Corp.
(a)
.............. 29,907 3,695,907
73,500,673

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Staples Distribution & Retail — 0.9%
Andersons, Inc. (The) ................. 34,949 $ 1,733,470
Chefs' Warehouse, Inc. (The)
(a) (b)
......... 308,560 12,067,782
Natural Grocers by Vitamin Cottage, Inc. .... 21,309 451,751
PriceSmart, Inc. ..................... 140,139 11,379,287
Sprouts Farmers Market, Inc.
(a) (b)
......... 890,597 74,507,345
100,139,635
Containers & Packaging — 0.1%
Ardagh Metal Packaging SA ............ 1,235,094 4,199,319
Myers Industries, Inc. ................. 323,218 4,324,657
Pactiv Evergreen, Inc. ................ 42,862 485,198
9,009,174
Distributors — 0.1%
GigaCloud Technology, Inc. , Class A
(a)
...... 206,670 6,286,901
Diversified Consumer Services — 1.0%
Adtalem Global Education, Inc.
(a)
......... 63,719 4,346,273
American Public Education, Inc.
(a)
......... 12,133 213,298
Carriage Services, Inc. ................ 92,316 2,477,761
Coursera, Inc.
(a) (b)
.................... 1,215,857 8,705,536
European Wax Center, Inc. , Class A
(a) (b)
..... 269,889 2,679,998
Frontdoor, Inc.
(a)
..................... 690,474 23,331,117
Laureate Education, Inc. ............... 964,993 14,416,995
Mister Car Wash, Inc.
(a)
................ 709,547 5,051,975
Nerdy, Inc. , Class A
(a) (b)
................ 641,258 1,070,901
OneSpaWorld Holdings Ltd.
(a)
........... 885,087 13,603,787
Stride, Inc.
(a) (b)
...................... 376,553 26,546,987
Udemy, Inc.
(a)
...................... 844,207 7,285,506
Universal Technical Institute, Inc.
(a)
........ 348,614 5,483,698
115,213,832
Diversified REITs — 0.0%
Armada Hoffler Properties, Inc. .......... 30,584 339,177
Gladstone Commercial Corp. ............ 57,882 825,976
1,165,153
Diversified Telecommunication Services — 0.3%
Anterix, Inc.
(a) (b)
..................... 101,215 4,007,102
Bandwidth, Inc. , Class A
(a)
.............. 195,106 3,293,389
Cogent Communications Holdings, Inc. ..... 388,654 21,935,632
Globalstar, Inc.
(a) (b)
................... 5,459,489 6,114,628
IDT Corp. , Class B ................... 96,395 3,462,508
38,813,259
Electric Utilities — 0.2%
Genie Energy Ltd. , Class B ............. 50,977 745,284
MGE Energy, Inc. .................... 137,961 10,308,446
Otter Tail Corp. ..................... 164,014 14,365,986
25,419,716
Electrical Equipment — 2.1%
Allient, Inc. ........................ 8,765 221,492
American Superconductor Corp.
(a)
........ 301,159 7,044,109
Amprius Technologies, Inc.
(a) (b)
........... 136,676 173,579
Array Technologies, Inc.
(a) (b)
............. 1,345,421 13,804,020
Atkore, Inc.
(b)
....................... 324,253 43,751,457
Blink Charging Co.
(a) (b)
................. 382,076 1,046,888
Bloom Energy Corp. , Class A
(a) (b)
......... 1,605,921 19,656,473
ChargePoint Holdings, Inc. , Class A
(a)
...... 1,900,428 2,869,646
Dragonfly Energy Holdings Corp.
(a)
........ 20,810 17,603
EnerSys .......................... 324,094 33,550,211
Enovix Corp.
(a) (b)
..................... 1,311,429 20,274,692
Fluence Energy, Inc. , Class A
(a) (b)
......... 538,511 9,337,781
GrafTech International Ltd.
(a)
............ 2,092,450 2,029,677
LSI Industries, Inc. ................... 173,588 2,511,818
NEXTracker, Inc. , Class A
(a) (b)
............ 765,603 35,891,469
Security
Shares
Shares Value
Electrical Equipment (continued)
NuScale Power Corp. , Class A
(a) (b)
......... 684,848 $ 8,005,873
Plug Power, Inc.
(a)
................... 454,562 1,059,129
Powell Industries, Inc. ................. 82,488 11,828,779
Preformed Line Products Co. ............ 1,564 194,781
SES AI Corp. , Class A
(a) (b)
.............. 122,096 152,620
Shoals Technologies Group, Inc. , Class A
(a) (b)
. 1,510,508 9,425,570
SKYX Platforms Corp.
(a) (b)
.............. 124,871 118,627
SolarMax Technology, Inc.
(a)
............. 24,918 81,980
Thermon Group Holdings, Inc.
(a)
.......... 31,314 963,219
Ultralife Corp.
(a)
..................... 10,493 111,436
Vicor Corp.
(a)
....................... 109,377 3,626,941
227,749,870
Electronic Equipment, Instruments & Components — 3.8%
908 Devices, Inc.
(a)
................... 21,679 111,647
Advanced Energy Industries, Inc.
(b)
........ 330,615 35,957,687
Arlo Technologies, Inc.
(a)
............... 840,647 10,962,037
Badger Meter, Inc. ................... 259,347 48,329,314
Belden, Inc.
(b)
...................... 191,650 17,976,770
Climb Global Solutions, Inc. ............. 36,096 2,267,190
CTS Corp. ........................ 209,553 10,609,668
Daktronics, Inc.
(a)
.................... 44,254 617,343
ePlus, Inc.
(a)
....................... 155,910 11,487,449
Evolv Technologies Holdings, Inc.
(a) (b)
...... 1,141,997 2,912,092
Fabrinet
(a)
......................... 321,793 78,771,709
Insight Enterprises, Inc.
(a) (b)
............. 246,166 48,829,488
Iteris, Inc.
(a)
........................ 311,802 1,350,103
Itron, Inc.
(a)
........................ 366,681 36,286,752
Lightwave Logic, Inc.
(a) (b)
............... 1,060,406 3,170,614
MicroVision, Inc.
(a) (b)
.................. 1,013,738 1,074,562
Mirion Technologies, Inc. , Class A
(a)
....... 225,413 2,420,936
Napco Security Technologies, Inc. ........ 309,984 16,103,669
nLight, Inc.
(a)
....................... 24,581 268,670
Novanta, Inc.
(a) (b)
.................... 316,438 51,614,202
OSI Systems, Inc.
(a)
.................. 133,968 18,423,279
Ouster, Inc.
(a)
....................... 68,333 671,713
PAR Technology Corp.
(a) (b)
.............. 279,068 13,141,312
Plexus Corp.
(a)
...................... 72,529 7,483,542
420,841,748
Energy Equipment & Services — 2.5%
Archrock, Inc. ...................... 1,363,423 27,568,413
Atlas Energy Solutions, Inc. ............. 598,942 11,936,914
Cactus, Inc. , Class A ................. 577,727 30,469,322
ChampionX Corp. ................... 1,685,694 55,981,898
Core Laboratories, Inc.
(b)
............... 411,902 8,357,492
DMC Global, Inc.
(a) (b)
.................. 41,913 604,385
Drilling Tools International Corp.
(a)
......... 21,570 121,223
Helix Energy Solutions Group, Inc.
(a)
....... 234,732 2,802,700
Kodiak Gas Services, Inc. .............. 48,172 1,313,169
Liberty Energy, Inc. , Class A ............ 78,532 1,640,534
Nabors Industries Ltd.
(a) (b)
.............. 24,273 1,727,267
Natural Gas Services Group, Inc.
(a)
........ 17,510 352,301
Noble Corp. plc ..................... 794,934 35,493,803
Oceaneering International, Inc.
(a) (b)
........ 888,444 21,020,585
Seadrill Ltd.
(a)
...................... 195,132 10,049,298
TETRA Technologies, Inc.
(a)
............. 1,098,319 3,800,184
Tidewater, Inc.
(a) (b)
................... 430,982 41,033,796
Valaris Ltd.
(a)
....................... 354,202 26,388,049
280,661,333
Entertainment — 0.5%
(a)
Atlanta Braves Holdings, Inc. , Class A ...... 93,529 3,865,554
Atlanta Braves Holdings, Inc. , Class C, NVS .. 441,248 17,402,821
Cinemark Holdings, Inc.
(b)
.............. 770,922 16,667,334
Eventbrite, Inc. , Class A
(b)
.............. 642,651 3,110,431

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Entertainment (continued)
Golden Matrix Group, Inc. .............. 169,986 $ 419,865
IMAX Corp.
(b)
...................... 375,227 6,292,557
LiveOne, Inc. ...................... 503,799 790,964
Loop Media, Inc. .................... 68,697 6,938
Madison Square Garden Entertainment Corp. . 34,251 1,172,412
Vivid Seats, Inc. , Class A
(b)
............. 674,780 3,879,985
53,608,861
Financial Services — 2.0%
AvidXchange Holdings, Inc.
(a) (b)
........... 1,536,762 18,533,350
Cantaloupe, Inc.
(a) (b)
.................. 482,484 3,184,394
Cass Information Systems, Inc. .......... 106,263 4,257,958
EVERTEC, Inc. ..................... 565,935 18,817,339
Federal Agricultural Mortgage Corp. , Class C,
NVS .......................... 73,081 13,214,506
Flywire Corp.
(a) (b)
.................... 1,066,932 17,487,015
I3 Verticals, Inc. , Class A
(a)
.............. 13,019 287,460
International Money Express, Inc.
(a) (b)
....... 276,908 5,770,763
Marqeta, Inc. , Class A
(a) (b)
.............. 3,554,942 19,481,082
Mr Cooper Group, Inc.
(a)
............... 212,633 17,272,179
NCR Atleos Corp.
(a)
.................. 634,428 17,142,245
NMI Holdings, Inc. , Class A
(a)
............ 53,229 1,811,915
Pagseguro Digital Ltd. , Class A
(a)
......... 872,911 10,204,330
Payoneer Global, Inc.
(a)
................ 1,907,536 10,567,749
Paysign, Inc.
(a)
...................... 302,466 1,303,628
PennyMac Financial Services, Inc. ........ 133,498 12,628,911
Priority Technology Holdings, Inc.
(a)
........ 149,702 790,427
Remitly Global, Inc.
(a) (b)
................ 1,281,775 15,535,113
Sezzle, Inc.
(a)
...................... 18,458 1,628,365
StoneCo Ltd. , Class A
(a) (b)
.............. 1,316,660 15,786,753
Walker & Dunlop, Inc. ................. 207,058 20,333,096
226,038,578
Food Products — 1.3%
Beyond Meat, Inc.
(a) (b)
................. 531,161 3,564,090
BRC, Inc. , Class A
(a) (b)
................. 414,585 2,541,406
Calavo Growers, Inc. ................. 26,666 605,318
Cal-Maine Foods, Inc. ................. 24,427 1,492,734
Forafric Global plc
(a)
.................. 24,231 258,545
J & J Snack Foods Corp. ............... 134,940 21,910,208
J M Smucker Co. (The) ................ 1 162
John B Sanfilippo & Son, Inc. ............ 78,235 7,602,095
Lancaster Colony Corp. ............... 173,147 32,719,588
Lifeway Foods, Inc.
(a)
................. 39,206 500,661
Mama's Creations, Inc.
(a)
............... 284,192 1,915,454
Mission Produce, Inc.
(a) (b)
............... 43,300 427,804
Simply Good Foods Co. (The)
(a)
.......... 806,256 29,130,029
SunOpta, Inc.
(a) (b)
.................... 808,465 4,365,711
Utz Brands, Inc. , Class A
(b)
............. 397,854 6,620,290
Vital Farms, Inc.
(a)
................... 287,606 13,451,333
Westrock Coffee Co.
(a) (b)
............... 290,286 2,969,626
WK Kellogg Co. ..................... 576,813 9,494,342
139,569,396
Ground Transportation — 0.5%
ArcBest Corp. ...................... 207,582 22,227,881
Covenant Logistics Group, Inc. , Class A ..... 11,433 563,533
Heartland Express, Inc. ................ 161,371 1,989,704
Marten Transport Ltd. ................. 113,797 2,099,555
PAM Transportation Services, Inc.
(a)
....... 8,044 139,724
RXO, Inc.
(a) (b)
....................... 1,026,819 26,851,317
Universal Logistics Holdings, Inc. ......... 20,877 847,397
Werner Enterprises, Inc. ............... 74,150 2,656,794
57,375,905
Security
Shares
Shares Value
Health Care Equipment & Supplies — 5.1%
Accuray, Inc.
(a) (b)
..................... 776,375 $ 1,413,003
Alphatec Holdings, Inc.
(a) (b)
.............. 901,219 9,417,739
Artivion, Inc.
(a)
...................... 262,343 6,729,098
AtriCure, Inc.
(a) (b)
.................... 273,925 6,237,272
Atrion Corp. ....................... 12,085 5,467,617
AxoGen, Inc.
(a) (b)
.................... 373,213 2,702,062
Axonics, Inc.
(a)
...................... 451,089 30,326,713
Bioventus, Inc. , Class A
(a)
.............. 116,155 667,891
Cerus Corp.
(a)
...................... 1,589,145 2,796,895
CONMED Corp. ..................... 272,171 18,866,894
Cutera, Inc.
(a) (b)
..................... 2,365 3,571
CVRx, Inc.
(a)
....................... 116,726 1,399,545
Embecta Corp. ..................... 53,318 666,475
Fractyl Health, Inc.
(a)
.................. 39,841 170,121
Glaukos Corp.
(a) (b)
.................... 432,647 51,203,772
Haemonetics Corp.
(a) (b)
................ 443,034 36,652,203
Inari Medical, Inc.
(a) (b)
................. 467,194 22,495,391
Inmode Ltd.
(a)
...................... 87,394 1,594,067
Integer Holdings Corp.
(a)
............... 206,384 23,897,203
iRadimed Corp. ..................... 66,555 2,924,427
iRhythm Technologies, Inc.
(a) (b)
........... 275,839 29,691,310
Lantheus Holdings, Inc.
(a) (b)
............. 599,556 48,138,351
LeMaitre Vascular, Inc. ................ 178,184 14,660,980
LivaNova plc
(a)
...................... 29,233 1,602,553
Merit Medical Systems, Inc.
(a) (b)
........... 505,071 43,410,852
NeuroPace, Inc.
(a)
................... 115,841 875,758
Novocure Ltd.
(a)
..................... 939,114 16,087,023
Orchestra BioMed Holdings, Inc.
(a)
........ 93,525 762,229
Paragon 28, Inc.
(a) (b)
.................. 416,089 2,846,049
PROCEPT BioRobotics Corp.
(a) (b)
......... 374,897 22,902,458
Pulmonx Corp.
(a) (b)
................... 334,615 2,121,459
Pulse Bioscience, Inc. Units
(a) (d)
.......... 3,797 43,210
Pulse Biosciences, Inc.
(a) (b)
.............. 157,778 1,765,536
RxSight, Inc.
(a) (b)
..................... 301,503 18,141,436
Sanara Medtech, Inc.
(a) (b)
............... 35,265 995,178
Semler Scientific, Inc.
(a) (b)
............... 39,572 1,361,277
SI-BONE, Inc.
(a) (b)
.................... 296,651 3,835,697
Sight Sciences, Inc.
(a)
................. 304,475 2,030,848
Silk Road Medical, Inc.
(a)
............... 346,301 9,363,979
STAAR Surgical Co.
(a) (b)
................ 436,115 20,763,435
Stereotaxis, Inc.
(a)
................... 440,028 800,851
Surmodics, Inc.
(a) (b)
................... 77,722 3,267,433
Tandem Diabetes Care, Inc.
(a)
........... 571,787 23,037,298
Tela Bio, Inc.
(a)
...................... 32,823 154,268
TransMedics Group, Inc.
(a) (b)
............. 283,202 42,655,885
Treace Medical Concepts, Inc.
(a) (b)
......... 428,216 2,847,636
UFP Technologies, Inc.
(a) (b)
.............. 64,008 16,889,791
Zynex, Inc.
(a) (b)
...................... 134,734 1,255,721
557,940,460
Health Care Providers & Services — 4.2%
Accolade, Inc.
(a) (b)
.................... 220,977 791,098
AdaptHealth Corp.
(a) (b)
................. 388,609 3,886,090
Addus HomeCare Corp.
(a)
.............. 54,763 6,358,532
agilon health, Inc.
(a)
.................. 2,715,594 17,759,985
AirSculpt Technologies, Inc.
(a) (b)
.......... 98,351 393,404
Alignment Healthcare, Inc.
(a)
............ 882,556 6,901,588
AMN Healthcare Services, Inc.
(a) (b)
........ 333,496 17,085,000
Astrana Health, Inc.
(a) (b)
................ 378,442 15,349,608
Aveanna Healthcare Holdings, Inc.
(a)
....... 274,034 756,334
BrightSpring Health Services, Inc.
(a) (b)
...... 465,075 5,283,252
Brookdale Senior Living, Inc.
(a)
........... 1,437,316 9,816,868
Castle Biosciences, Inc.
(a)
.............. 74,729 1,626,850
Community Health Systems, Inc.
(a)
........ 592,109 1,989,486
CorVel Corp.
(a) (b)
..................... 78,090 19,855,944

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Providers & Services (continued)
DocGo, Inc.
(a) (b)
..................... 161,549 $ 499,186
Enhabit, Inc.
(a)
...................... 37,642 335,767
Ensign Group, Inc. (The) ............... 490,780 60,704,578
GeneDx Holdings Corp.
(a)
.............. 13,846 361,934
Guardant Health, Inc.
(a)
................ 1,040,934 30,062,174
HealthEquity, Inc.
(a) (b)
................. 747,886 64,467,773
Hims & Hers Health, Inc. , Class A
(a)
........ 1,675,241 33,823,116
InfuSystem Holdings, Inc.
(a)
............. 169,555 1,158,061
Innovage Holding Corp.
(a) (b)
............. 86,813 430,592
Joint Corp. (The)
(a)
................... 97,930 1,376,896
LifeStance Health Group, Inc.
(a) (b)
......... 496,887 2,439,715
ModivCare, Inc.
(a) (b)
................... 48,576 1,274,634
Nano-X Imaging Ltd.
(a) (b)
............... 454,774 3,338,041
National Research Corp. ............... 132,064 3,030,869
NeoGenomics, Inc.
(a)
................. 88,871 1,232,641
Option Care Health, Inc.
(a)
.............. 727,038 20,138,953
Owens & Minor, Inc.
(a)
................. 99,460 1,342,710
PACS Group, Inc.
(a)
.................. 216,780 6,395,010
Patterson Cos., Inc. .................. 132,195 3,188,543
Pennant Group, Inc. (The)
(a)
............. 254,756 5,907,792
Performant Financial Corp.
(a) (b)
........... 436,836 1,266,824
PetIQ, Inc. , Class A
(a) (b)
................ 34,406 758,996
Privia Health Group, Inc.
(a) (b)
............. 896,429 15,579,936
Progyny, Inc.
(a) (b)
.................... 741,952 21,227,247
Quipt Home Medical Corp.
(a) (b)
........... 34,741 111,866
RadNet, Inc.
(a)
...................... 584,647 34,447,401
Select Medical Holdings Corp. ........... 647,761 22,710,501
Sonida Senior Living, Inc.
(a)
............. 16,225 446,188
Talkspace, Inc.
(a)
.................... 1,081,677 2,487,857
US Physical Therapy, Inc. .............. 132,200 12,217,924
Viemed Healthcare, Inc.
(a)
.............. 291,949 1,912,266
462,530,030
Health Care REITs — 0.1%
CareTrust REIT, Inc. .................. 106,669 2,677,392
Community Healthcare Trust, Inc. ......... 24,923 582,949
Strawberry Fields REIT, Inc. ............ 27,763 316,776
Universal Health Realty Income Trust ...... 97,303 3,808,439
7,385,556
Health Care Technology — 0.5%
Evolent Health, Inc. , Class A
(a) (b)
.......... 1,017,273 19,450,260
Health Catalyst, Inc.
(a)
................. 56,500 361,035
HealthStream, Inc. ................... 73,002 2,036,756
LifeMD, Inc.
(a)
...................... 191,755 1,315,439
OptimizeRx Corp.
(a) (b)
................. 154,557 1,545,570
Phreesia, Inc.
(a) (b)
.................... 449,759 9,534,891
Schrodinger, Inc.
(a) (b)
.................. 493,389 9,542,143
Simulations Plus, Inc.
(b)
................ 138,985 6,757,451
Teladoc Health, Inc.
(a)
................. 230,848 2,257,693
52,801,238
Hotel & Resort REITs — 0.5%
Ryman Hospitality Properties, Inc. ........ 519,229 51,850,208
Hotels, Restaurants & Leisure — 2.6%
Accel Entertainment, Inc. , Class A
(a)
....... 453,809 4,656,080
BJ's Restaurants, Inc.
(a) (b)
.............. 92,961 3,225,747
Bloomin' Brands, Inc. ................. 375,710 7,224,903
Brinker International, Inc.
(a)
............. 351,320 25,432,055
Century Casinos, Inc.
(a)
................ 14,014 38,819
Cheesecake Factory, Inc. (The) .......... 427,112 16,781,231
Cracker Barrel Old Country Store, Inc.
(b)
.... 46,670 1,967,607
Dave & Buster's Entertainment, Inc.
(a) (b)
..... 289,154 11,511,221
Denny's Corp.
(a)
..................... 315,756 2,241,868
Despegar.com Corp.
(a)
................ 73,305 969,825
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Dine Brands Global, Inc. ............... 21,980 $ 795,676
Everi Holdings, Inc.
(a)
................. 372,606 3,129,890
First Watch Restaurant Group, Inc.
(a) (b)
...... 266,268 4,675,666
Global Business Travel Group I
(a) (b)
........ 921,516 6,082,006
Hilton Grand Vacations, Inc.
(a) (b)
.......... 650,144 26,285,322
Inspired Entertainment, Inc.
(a)
............ 184,960 1,692,384
International Game Technology plc ........ 141,501 2,895,110
Jack in the Box, Inc. .................. 173,769 8,851,793
Krispy Kreme, Inc. ................... 753,147 8,103,862
Kura Sushi USA, Inc. , Class A
(a) (b)
......... 52,727 3,326,546
Lindblad Expeditions Holdings, Inc.
(a) (b)
..... 210,777 2,033,998
Monarch Casino & Resort, Inc. ........... 115,155 7,845,510
Mondee Holdings, Inc. , Class A
(a) (b)
........ 284,562 682,949
Nathan's Famous, Inc. ................ 19,806 1,342,451
ONE Group Hospitality, Inc. (The)
(a)
........ 177,004 752,267
Papa John's International, Inc. ........... 212,694 9,992,364
PlayAGS, Inc.
(a)
..................... 344,260 3,958,990
Portillo's, Inc. , Class A
(a) (b)
.............. 374,616 3,641,268
Potbelly Corp.
(a) (b)
.................... 240,381 1,930,259
RCI Hospitality Holdings, Inc.
(b)
........... 41,440 1,805,126
Red Rock Resorts, Inc. , Class A .......... 200,608 11,019,397
Rush Street Interactive, Inc. , Class A
(a) (b)
.... 672,818 6,452,325
Sabre Corp.
(a) (b)
..................... 721,187 1,925,569
Shake Shack, Inc. , Class A
(a)
............ 336,347 30,271,230
Six Flags Entertainment Corp.
(a) (b)
......... 478,532 15,858,551
Super Group SGHC Ltd.
(a)
.............. 1,314,599 4,246,155
Sweetgreen, Inc. , Class A
(a) (b)
............ 872,746 26,304,564
Target Hospitality Corp.
(a)
.............. 288,557 2,513,332
United Parks & Resorts, Inc.
(a) (b)
.......... 293,701 15,950,901
Xponential Fitness, Inc. , Class A
(a) (b)
....... 208,219 3,248,216
291,663,033
Household Durables — 1.4%
Cavco Industries, Inc.
(a)
................ 73,506 25,445,572
Century Communities, Inc. ............. 31,175 2,545,750
Cricut, Inc. , Class A
(a)
................. 329,227 1,972,070
Dream Finders Homes, Inc. , Class A
(a) (b)
..... 244,583 6,315,133
Green Brick Partners, Inc.
(a)
............. 74,963 4,290,882
Hovnanian Enterprises, Inc. , Class A
(a)
...... 2,641 374,811
Installed Building Products, Inc. .......... 211,878 43,579,067
KB Home ......................... 85,773 6,019,549
Landsea Homes Corp.
(a)
............... 12,003 110,308
LGI Homes, Inc.
(a) (b)
.................. 11,886 1,063,678
Lovesac Co. (The)
(a) (b)
................. 65,951 1,489,174
Skyline Champion Corp.
(a)
.............. 224,602 15,216,785
Sonos, Inc.
(a) (b)
...................... 980,112 14,466,453
TRI Pointe Homes, Inc.
(a)
............... 240,065 8,942,421
United Homes Group, Inc. , Class A
(a)
....... 20,616 117,305
Vizio Holding Corp. , Class A
(a) (b)
.......... 783,071 8,457,167
Worthington Enterprises, Inc. ............ 248,539 11,763,351
152,169,476
Household Products — 0.4%
Central Garden & Pet Co.
(a)
............. 20,421 786,209
Central Garden & Pet Co. , Class A, NVS
(a)
... 72,173 2,383,874
Energizer Holdings, Inc. ............... 634,257 18,735,952
Oil-Dri Corp. of America ............... 9,128 585,013
WD-40 Co. ........................ 120,379 26,440,044
48,931,092
Independent Power and Renewable Electricity Producers — 0.0%
Montauk Renewables, Inc.
(a) (b)
........... 573,573 3,269,366
Insurance — 1.5%
American Coastal Insurance Corp.
(a)
....... 93,321 984,537
AMERISAFE, Inc. ................... 77,270 3,391,380

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Baldwin Insurance Group, Inc. (The) , Class
A
(a) (b)
.......................... 581,783 $ 20,635,843
Crawford & Co. , Class A, NVS ........... 140,806 1,216,564
F&G Annuities & Life, Inc. .............. 9,042 344,048
Goosehead Insurance, Inc. , Class A
(a) (b)
..... 206,426 11,857,109
HCI Group, Inc. ..................... 71,857 6,623,060
Investors Title Co. ................... 2,134 384,397
Kingsway Financial Services, Inc.
(a)
........ 114,992 947,534
Lemonade, Inc.
(a) (b)
................... 374,888 6,185,652
Mercury General Corp. ................ 30,152 1,602,277
Oscar Health, Inc. , Class A
(a) (b)
........... 1,717,287 27,167,480
Palomar Holdings, Inc.
(a)
............... 215,977 17,526,534
Root, Inc. , Class A
(a)
.................. 76,245 3,935,004
Selective Insurance Group, Inc. .......... 462,474 43,393,935
SiriusPoint Ltd.
(a)
.................... 67,155 819,291
Skyward Specialty Insurance Group, Inc.
(a) (b)
.. 77,050 2,787,669
Tiptree, Inc. ....................... 52,463 865,115
Trupanion, Inc.
(a) (b)
................... 292,314 8,594,032
Universal Insurance Holdings, Inc. ........ 40,981 768,804
160,030,265
Interactive Media & Services — 0.7%
Bumble, Inc. , Class A
(a)
................ 74,794 786,085
Cargurus, Inc. , Class A
(a) (b)
.............. 779,936 20,434,323
EverQuote, Inc. , Class A
(a)
.............. 223,602 4,664,338
fuboTV, Inc.
(a)
...................... 196,779 244,006
Getty Images Holdings, Inc.
(a)
............ 866,111 2,823,522
Grindr, Inc.
(a)
....................... 218,099 2,669,532
MediaAlpha, Inc. , Class A
(a)
............. 220,904 2,909,305
QuinStreet, Inc.
(a)
.................... 467,515 7,756,074
Shutterstock, Inc. .................... 174,217 6,742,198
System1, Inc. , Class A
(a)
............... 178,687 271,604
Yelp, Inc.
(a)
........................ 575,957 21,281,611
ZipRecruiter, Inc. , Class A
(a)
............. 624,308 5,674,960
76,257,558
IT Services — 1.1%
Applied Digital Corp.
(a) (b)
............... 604,672 3,597,798
ASGN, Inc.
(a) (b)
...................... 91,692 8,084,484
Backblaze, Inc. , Class A
(a)
.............. 352,073 2,168,770
BigBear.ai Holdings, Inc.
(a) (b)
............. 673,857 1,017,524
BigCommerce Holdings, Inc.
(a) (b)
.......... 622,517 5,017,487
Core Scientific, Inc.
(a)
................. 1,234,467 11,480,543
Couchbase, Inc.
(a)
................... 346,310 6,323,621
DigitalOcean Holdings, Inc.
(a) (b)
........... 579,459 20,136,200
Fastly, Inc. , Class A
(a) (b)
................ 906,726 6,682,571
Grid Dynamics Holdings, Inc. , Class A
(a) (b)
... 382,568 4,020,790
Hackett Group, Inc. (The) .............. 198,383 4,308,879
Perficient, Inc.
(a)
..................... 306,110 22,893,967
Squarespace, Inc. , Class A
(a)
............ 537,104 23,433,847
Tucows, Inc. , Class A
(a) (b)
............... 67,123 1,296,816
120,463,297
Leisure Products — 0.3%
Acushnet Holdings Corp. ............... 256,738 16,297,728
Marine Products Corp. ................ 40,728 411,353
Peloton Interactive, Inc. , Class A
(a)
........ 2,770,814 9,365,351
Smith & Wesson Brands, Inc. ............ 34,826 499,405
Sturm Ruger & Co., Inc. ............... 42,243 1,759,421
28,333,258
Life Sciences Tools & Services — 0.2%
Akoya Biosciences, Inc.
(a) (b)
............. 210,330 492,172
BioLife Solutions, Inc.
(a) (b)
............... 281,492 6,032,373
ChromaDex Corp.
(a)
.................. 417,408 1,139,524
Codexis, Inc.
(a) (b)
.................... 92,516 286,800
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Conduit Pharmaceuticals, Inc.
(a)
.......... 102,257 $ 108,392
CryoPort, Inc.
(a) (b)
.................... 311,046 2,149,328
Harvard Bioscience, Inc.
(a)
.............. 124,460 354,711
Maravai LifeSciences Holdings, Inc. , Class A
(a)
974,323 6,976,153
Mesa Laboratories, Inc. ............... 16,575 1,438,213
OmniAb, Inc.
(a)
...................... 91,067 341,501
OmniAb, Inc., 12.50 Earnout Shares , NVS
(a) (d)
. 5,861 —
OmniAb, Inc., 15.00 Earnout Shares , NVS
(a) (d)
. 5,861 —
Quanterix Corp.
(a) (b)
.................. 49,390 652,442
Standard BioTools, Inc.
(a)
............... 596,786 1,056,311
21,027,920
Machinery — 4.9%
374Water, Inc.
(a) (b)
................... 593,878 712,654
Alamo Group, Inc. ................... 90,027 15,574,671
Albany International Corp. , Class A ........ 70,243 5,932,021
Atmus Filtration Technologies, Inc.
(a)
....... 738,096 21,242,403
Blue Bird Corp.
(a)
.................... 283,291 15,255,220
Chart Industries, Inc.
(a) (b)
............... 372,345 53,744,277
Douglas Dynamics, Inc. ............... 170,762 3,995,831
Energy Recovery, Inc.
(a) (b)
.............. 497,569 6,612,692
Enerpac Tool Group Corp. , Class A ........ 478,280 18,260,730
Enpro, Inc. ........................ 19,947 2,903,685
ESCO Technologies, Inc. .............. 111,282 11,689,061
Federal Signal Corp. ................. 532,062 44,517,628
Franklin Electric Co., Inc. .............. 401,289 38,652,157
Gorman-Rupp Co. (The) ............... 179,521 6,590,216
Graham Corp.
(a)
..................... 87,584 2,466,365
Helios Technologies, Inc. ............... 200,876 9,591,829
Hillenbrand, Inc. .................... 211,364 8,458,787
Hillman Solutions Corp.
(a)
.............. 280,535 2,482,735
Hyster-Yale, Inc. .................... 61,730 4,304,433
John Bean Technologies Corp.
(b)
.......... 19,234 1,826,653
Kadant, Inc.
(b)
...................... 103,397 30,375,971
Lindsay Corp. ...................... 48,156 5,917,409
Mayville Engineering Co., Inc.
(a)
.......... 10,294 171,498
Miller Industries, Inc. ................. 7,152 393,503
Mueller Industries, Inc. ................ 911,356 51,892,611
Mueller Water Products, Inc. , Class A ...... 1,372,962 24,603,479
Omega Flex, Inc. .................... 29,882 1,532,349
REV Group, Inc. .................... 354,160 8,815,042
Shyft Group, Inc. (The) ................ 25,661 304,339
SPX Technologies, Inc.
(a) (b)
.............. 397,934 56,562,339
Standex International Corp. ............. 78,689 12,680,732
Taylor Devices, Inc.
(a)
................. 19,877 894,067
Tennant Co. ....................... 74,596 7,343,230
Trinity Industries, Inc. ................. 658,181 19,692,776
Velo3D, Inc.
(a)
...................... 1,414 4,695
Watts Water Technologies, Inc. , Class A ..... 242,519 44,470,709
540,468,797
Marine Transportation — 0.0%
Costamare, Inc. ..................... 26,767 439,782
Himalaya Shipping Ltd. ................ 225,028 2,061,256
2,501,038
Media — 0.5%
Boston Omaha Corp. , Class A
(a) (b)
......... 12,894 173,553
Cardlytics, Inc.
(a)
.................... 354,549 2,910,847
Clear Channel Outdoor Holdings, Inc.
(a)
..... 374,629 528,227
Entravision Communications Corp. , Class A .. 112,265 227,898
Gambling.com Group Ltd.
(a)
............. 141,895 1,166,377
Ibotta, Inc. , Class A
(a)
................. 66,636 5,008,362
Innovid Corp.
(a)
..................... 106,096 196,278
Integral Ad Science Holding Corp.
(a) (b)
...... 76,523 743,804
John Wiley & Sons, Inc. , Class A ......... 167,335 6,810,534

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media (continued)
Magnite, Inc.
(a) (b)
..................... 987,421 $ 13,122,825
PubMatic, Inc. , Class A
(a)
............... 370,163 7,518,011
Sinclair, Inc. , Class A
(b)
................ 285,170 3,801,316
Stagwell, Inc. , Class A
(a)
............... 130,960 893,147
TechTarget, Inc.
(a)
.................... 227,855 7,102,240
Thryv Holdings, Inc.
(a)
................. 275,208 4,904,207
Townsquare Media, Inc. , Class A ......... 115,423 1,265,036
56,372,662
Metals & Mining — 1.4%
5E Advanced Materials, Inc.
(a) (b)
.......... 56,469 68,328
Alpha Metallurgical Resources, Inc. ....... 96,858 27,171,575
Carpenter Technology Corp. ............ 420,616 46,091,101
Century Aluminum Co.
(a) (b)
.............. 466,600 7,815,550
Constellium SE , Class A
(a)
.............. 1,138,967 21,469,528
Contango ORE, Inc.
(a) (b)
................ 30,319 547,864
Critical Metals Corp.
(a)
................. 59,189 667,060
Dakota Gold Corp.
(a) (b)
................. 357,525 911,689
Ivanhoe Electric, Inc.
(a) (b)
............... 739,148 6,933,208
Kaiser Aluminum Corp. ................ 132,779 11,671,274
Materion Corp. ..................... 171,209 18,512,829
Metals Acquisition Ltd. , Class A
(a)
......... 129,226 1,769,104
Perpetua Resources Corp.
(a)
............ 350,727 1,823,780
Piedmont Lithium, Inc.
(a) (b)
.............. 51,209 511,066
Ramaco Resources, Inc. , Class A ......... 245,161 3,052,255
Ramaco Resources, Inc. , Class B ......... 21,540 233,924
149,250,135
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
AG Mortgage Investment Trust, Inc. ....... 29,234 194,114
Angel Oak Mortgage REIT, Inc. .......... 37,466 490,804
KKR Real Estate Finance Trust, Inc. ....... 134,733 1,219,334
1,904,252
Office REITs — 0.0%
Postal Realty Trust, Inc. , Class A ......... 52,137 694,986
Oil, Gas & Consumable Fuels — 1.6%
Berry Corp. ........................ 221,869 1,433,274
Centrus Energy Corp. , Class A
(a)
.......... 87,411 3,736,820
Crescent Energy, Inc. , Class A ........... 276,627 3,278,030
CVR Energy, Inc. .................... 275,578 7,377,223
Delek US Holdings, Inc. ............... 154,092 3,815,318
Diversified Energy Co. plc .............. 18,354 247,595
Dorian LPG Ltd. ..................... 152,470 6,397,641
Empire Petroleum Corp.
(a) (b)
............. 121,777 628,369
Encore Energy Corp.
(a)
................ 1,147,298 4,520,354
Equitrans Midstream Corp. ............. 934,765 12,133,250
Evolution Petroleum Corp. .............. 95,077 501,056
FLEX LNG Ltd. ..................... 161,780 4,374,531
Gulfport Energy Corp.
(a)
............... 58,340 8,809,340
Kinetik Holdings, Inc. , Class A ........... 38,256 1,585,329
Kosmos Energy Ltd.
(a) (b)
................ 4,100,901 22,718,992
Magnolia Oil & Gas Corp. , Class A ........ 1,417,633 35,922,820
NextDecade Corp.
(a) (b)
................. 1,014,162 8,052,446
Northern Oil & Gas, Inc. ............... 58,765 2,184,295
REX American Resources Corp.
(a) (b)
....... 29,385 1,339,662
Riley Exploration Permian, Inc. ........... 15,031 425,528
Sable Offshore Corp.
(a)
................ 437,377 6,591,271
SFL Corp. Ltd. ...................... 202,613 2,812,268
SilverBow Resources, Inc.
(a)
............. 16,574 626,994
SM Energy Co. ..................... 173,677 7,508,057
Tellurian, Inc.
(a)
..................... 30,391 21,049
Uranium Energy Corp.
(a)
............... 3,469,887 20,854,021
Ur-Energy, Inc.
(a)
.................... 2,220,722 3,109,011
VAALCO Energy, Inc. ................. 85,086 533,489
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Verde Clean Fuels, Inc. , Class A
(a)
........ 25,266 $ 104,601
W&T Offshore, Inc. ................... 852,870 1,825,142
World Kinect Corp. ................... 52,707 1,359,841
174,827,617
Paper & Forest Products — 0.0%
Sylvamo Corp. ..................... 68,908 4,727,089
Passenger Airlines — 0.2%
(a)
Frontier Group Holdings, Inc.
(b)
........... 383,977 1,893,007
Joby Aviation, Inc. , Class A
(b)
............ 3,550,590 18,108,009
Sun Country Airlines Holdings, Inc.
(b)
....... 164,870 2,070,767
Wheels Up Experience, Inc. ............. 797,728 1,507,706
23,579,489
Personal Care Products — 0.3%
Beauty Health Co. (The) , Class A
(a) (b)
....... 680,493 1,306,546
Herbalife Ltd.
(a) (b)
.................... 590,980 6,140,282
Honest Co., Inc. (The)
(a)
............... 286,454 836,446
Inter Parfums, Inc. ................... 161,479 18,736,408
Nature's Sunshine Products, Inc.
(a)
........ 19,326 291,243
Veru, Inc.
(a)
........................ 868,660 730,804
28,041,729
Pharmaceuticals — 2.1%
Aclaris Therapeutics, Inc.
(a)
............. 55,080 60,588
Alimera Sciences, Inc.
(a)
............... 151,737 843,658
Alto Neuroscience, Inc.
(a)
............... 47,691 509,817
Amneal Pharmaceuticals, Inc. , Class A
(a)
.... 1,169,122 7,423,925
Amphastar Pharmaceuticals, Inc.
(a) (b)
....... 337,704 13,508,160
ANI Pharmaceuticals, Inc.
(a)
............. 114,592 7,297,219
Aquestive Therapeutics, Inc.
(a)
........... 182,783 475,236
Arvinas, Inc.
(a)
...................... 567,194 15,098,704
Avadel Pharmaceuticals plc , ADR
(a)
........ 816,467 11,479,526
Axsome Therapeutics, Inc.
(a) (b)
........... 321,971 25,918,665
Biote Corp. , Class A
(a)
................. 218,495 1,632,158
Bright Green Corp.
(a)
.................. 125,364 31,755
Cassava Sciences, Inc.
(a) (b)
............. 357,877 4,419,781
Collegium Pharmaceutical, Inc.
(a) (b)
........ 285,152 9,181,894
Contineum Therapeutics, Inc. , Class A
(a)
.... 30,471 536,594
Corcept Therapeutics, Inc.
(a) (b)
........... 712,125 23,136,941
CorMedix, Inc.
(a) (b)
................... 443,229 1,919,182
Edgewise Therapeutics, Inc.
(a)
........... 639,275 11,513,343
Enliven Therapeutics, Inc.
(a)
............. 292,806 6,842,876
Esperion Therapeutics, Inc.
(a)
............ 453,828 1,007,498
Evolus, Inc.
(a)
...................... 487,869 5,293,379
EyePoint Pharmaceuticals, Inc.
(a) (b)
........ 203,900 1,773,930
Fulcrum Therapeutics, Inc.
(a)
............ 235,107 1,457,663
Harmony Biosciences Holdings, Inc.
(a) (b)
..... 265,208 8,001,325
Harrow, Inc.
(a) (b)
..................... 268,889 5,617,091
Innoviva, Inc.
(a) (b)
.................... 31,508 516,731
Liquidia Corp.
(a) (b)
.................... 509,208 6,110,496
Longboard Pharmaceuticals, Inc.
(a) (b)
....... 284,599 7,692,711
Lyra Therapeutics, Inc.
(a)
............... 405,963 112,330
MediWound Ltd.
(a)
................... 69,486 1,078,423
Mind Medicine MindMed, Inc.
(a)
.......... 634,718 4,576,317
Neumora Therapeutics, Inc.
(a) (b)
.......... 738,480 7,259,258
Ocular Therapeutix, Inc.
(a) (b)
............. 1,371,171 9,378,810
Omeros Corp.
(a) (b)
.................... 173,144 702,965
Pacira BioSciences, Inc.
(a) (b)
............. 29,552 845,483
Phathom Pharmaceuticals, Inc.
(a) (b)
........ 67,248 692,654
Phibro Animal Health Corp. , Class A ....... 44,094 739,456
Revance Therapeutics, Inc.
(a) (b)
........... 914,272 2,349,679
Scilex Holding Co. , (Acquired 01/06/23 , cost
$ 809,658 )
(a) (b) (e)
................... 77,257 145,214
scPharmaceuticals, Inc.
(a) (b)
............. 241,197 1,049,207

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
SIGA Technologies, Inc. ............... 302,032 $ 2,292,423
Supernus Pharmaceuticals, Inc.
(a) (b)
........ 33,657 900,325
Tarsus Pharmaceuticals, Inc.
(a)
........... 325,113 8,836,571
Telomir Pharmaceuticals, Inc.
(a)
.......... 25,213 121,274
Terns Pharmaceuticals, Inc.
(a)
............ 31,119 211,920
Trevi Therapeutics, Inc.
(a)
.............. 296,564 883,761
Verrica Pharmaceuticals, Inc.
(a) (b)
......... 175,166 1,276,960
WaVe Life Sciences Ltd.
(a)
.............. 583,545 2,911,889
Xeris Biopharma Holdings, Inc.
(a)
......... 1,226,940 2,760,615
Zevra Therapeutics, Inc.
(a)
.............. 186,714 914,899
229,341,279
Professional Services — 3.6%
Barrett Business Services, Inc. ........... 203,685 6,674,757
CBIZ, Inc.
(a) (b)
....................... 425,236 31,509,988
CRA International, Inc. ................ 58,973 10,156,330
CSG Systems International, Inc. .......... 262,550 10,809,183
DLH Holdings Corp.
(a)
................. 14,971 158,094
ExlService Holdings, Inc.
(a)
............. 1,389,988 43,590,024
Exponent, Inc. ...................... 445,968 42,420,476
First Advantage Corp. ................. 264,756 4,254,629
FiscalNote Holdings, Inc. , Class A
(a) (b)
...... 507,382 740,778
Franklin Covey Co.
(a)
................. 99,933 3,797,454
HireQuest, Inc. ..................... 45,970 567,729
Huron Consulting Group, Inc.
(a)
........... 156,332 15,398,702
ICF International, Inc. ................. 164,541 24,427,757
Innodata, Inc.
(a) (b)
.................... 239,747 3,555,448
Insperity, Inc. ....................... 316,859 28,900,709
Kforce, Inc. ........................ 163,237 10,141,915
Legalzoom.com, Inc.
(a)
................ 1,213,281 10,179,428
Maximus, Inc. ...................... 539,900 46,269,430
NV5 Global, Inc.
(a)
................... 23,573 2,191,582
Spire Global, Inc.
(a)
................... 193,207 2,094,364
Sterling Check Corp.
(a) (b)
............... 173,613 2,569,472
TriNet Group, Inc. ................... 287,048 28,704,800
Upwork, Inc.
(a) (b)
..................... 1,096,423 11,786,547
Verra Mobility Corp. , Class A
(a) (b)
.......... 1,471,705 40,030,376
WNS Holdings Ltd.
(a)
................. 407,818 21,410,445
402,340,417
Real Estate Management & Development — 0.5%
Compass, Inc. , Class A
(a)
............... 3,221,541 11,597,548
DigitalBridge Group, Inc. , Class A ......... 374,617 5,132,253
eXp World Holdings, Inc. ............... 712,790 8,043,835
Forestar Group, Inc.
(a)
................. 19,166 613,120
Maui Land & Pineapple Co., Inc.
(a) (b)
....... 62,854 1,385,931
Opendoor Technologies, Inc.
(a) (b)
.......... 267,010 491,299
Real Brokerage, Inc. (The)
(a)
............ 834,254 3,387,071
Redfin Corp.
(a) (b)
..................... 1,032,839 6,207,362
St. Joe Co. (The) .................... 316,687 17,322,779
54,181,198
Residential REITs — 0.1%
Apartment Investment & Management Co. ,
Class A
(a)
....................... 575,787 4,773,274
Clipper Realty, Inc. ................... 89,974 324,806
UMH Properties, Inc. ................. 87,734 1,402,867
6,500,947
Retail REITs — 0.3%
Alexander's, Inc. .................... 19,111 4,297,300
CBL & Associates Properties, Inc. ......... 140,853 3,293,143
NETSTREIT Corp. ................... 116,202 1,870,852
Phillips Edison & Co., Inc. .............. 167,226 5,469,963
Saul Centers, Inc. ................... 87,533 3,218,588
Security
Shares
Shares Value
Retail REITs (continued)
Tanger, Inc. ........................ 373,557 $ 10,127,130
28,276,976
Semiconductors & Semiconductor Equipment — 4.0%
ACM Research, Inc. , Class A
(a) (b)
.......... 307,407 7,088,805
Aehr Test Systems
(a) (b)
................. 241,207 2,694,282
Ambarella, Inc.
(a)
.................... 176,930 9,545,373
Axcelis Technologies, Inc.
(a) (b)
............ 287,078 40,819,621
CEVA, Inc.
(a) (b)
...................... 173,714 3,350,943
Credo Technology Group Holding Ltd.
(a)
..... 1,123,511 35,884,941
Diodes, Inc.
(a) (b)
..................... 44,378 3,192,110
Everspin Technologies, Inc.
(a)
............ 119,907 718,243
FormFactor, Inc.
(a) (b)
.................. 683,937 41,398,707
GCT Semiconductor Holding, Inc.
(a)
........ 63,674 331,741
Ichor Holdings Ltd.
(a)
.................. 90,361 3,483,417
Impinj, Inc.
(a) (b)
...................... 199,684 31,304,461
indie Semiconductor, Inc. , Class A
(a) (b)
...... 453,000 2,795,010
Kulicke & Soffa Industries, Inc. ........... 485,959 23,904,323
MaxLinear, Inc.
(a)
.................... 658,934 13,270,931
Navitas Semiconductor Corp.
(a) (b)
......... 150,922 593,123
NVE Corp. ........................ 41,905 3,129,884
PDF Solutions, Inc.
(a)
................. 275,033 10,005,701
Photronics, Inc.
(a)
.................... 183,110 4,517,324
Power Integrations, Inc. ............... 500,156 35,105,950
QuickLogic Corp.
(a)
................... 120,407 1,251,029
Rambus, Inc.
(a) (b)
.................... 959,270 56,366,705
Semtech Corp.
(a)
.................... 572,092 17,094,109
Silicon Laboratories, Inc.
(a) (b)
............. 281,185 31,107,497
SiTime Corp.
(a) (b)
.................... 162,269 20,183,018
SkyWater Technology, Inc.
(a) (b)
........... 237,969 1,820,463
Synaptics, Inc.
(a)
.................... 26,483 2,335,801
Ultra Clean Holdings, Inc.
(a)
............. 385,348 18,882,052
Veeco Instruments, Inc.
(a)
.............. 411,119 19,203,368
441,378,932
Software — 10.8%
8x8, Inc.
(a) (b)
........................ 1,013,059 2,248,991
A10 Networks, Inc. ................... 626,505 8,677,094
ACI Worldwide, Inc.
(a) (b)
................ 933,034 36,938,816
Adeia, Inc. ........................ 813,546 9,099,512
Agilysys, Inc.
(a)
..................... 194,799 20,286,368
Airship AI Holdings, Inc.
(a)
.............. 31,787 114,115
Alarm.com Holdings, Inc.
(a)
............. 426,532 27,101,843
Alkami Technology, Inc.
(a) (b)
............. 394,345 11,230,946
Altair Engineering, Inc. , Class A
(a) (b)
........ 505,789 49,607,785
Amplitude, Inc. , Class A
(a) (b)
............. 678,288 6,036,763
Appian Corp. , Class A
(a) (b)
.............. 357,105 11,020,260
Arteris, Inc.
(a)
....................... 241,640 1,814,716
Asana, Inc. , Class A
(a) (b)
................ 704,337 9,853,675
AudioEye, Inc.
(a)
..................... 62,221 1,095,712
Aurora Innovation, Inc. , Class A
(a)
......... 4,009,278 11,105,700
AvePoint, Inc. , Class A
(a) (b)
.............. 1,132,259 11,798,139
Blackbaud, Inc.
(a) (b)
................... 365,644 27,851,103
BlackLine, Inc.
(a) (b)
................... 508,962 24,659,209
Blend Labs, Inc. , Class A
(a)
............. 2,036,697 4,806,605
Box, Inc. , Class A
(a) (b)
................. 1,242,031 32,839,300
Braze, Inc. , Class A
(a)
................. 466,120 18,104,101
C3.ai, Inc. , Class A
(a) (b)
................ 730,254 21,148,156
Cipher Mining, Inc.
(a) (b)
................. 1,027,227 4,262,992
Cleanspark, Inc.
(a) (b)
.................. 1,957,868 31,227,995
Clear Secure, Inc. , Class A ............. 773,899 14,479,650
Clearwater Analytics Holdings, Inc. , Class A
(a)
. 1,236,821 22,905,925
CommVault Systems, Inc.
(a)
............. 359,491 43,703,321
CS Disco, Inc.
(a)
..................... 161,695 963,702
Daily Journal Corp.
(a) (b)
................ 8,675 3,422,114

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Dave, Inc.
(a)
........................ 69,306 $ 2,099,972
Digimarc Corp.
(a) (b)
................... 127,490 3,953,465
Domo, Inc. , Class B
(a) (b)
................ 298,863 2,307,222
D-Wave Quantum, Inc.
(a)
............... 431,083 491,435
eGain Corp.
(a)
...................... 177,257 1,118,492
Enfusion, Inc. , Class A
(a) (b)
.............. 424,201 3,614,193
Envestnet, Inc.
(a) (b)
................... 421,233 26,364,973
Everbridge, Inc.
(a)
.................... 368,878 12,907,041
EverCommerce, Inc.
(a) (b)
............... 138,503 1,520,763
Freshworks, Inc. , Class A
(a)
............. 1,802,643 22,875,540
iLearningEngines Holdings, Inc.
(a)
......... 227,617 2,066,762
Instructure Holdings, Inc.
(a) (b)
............ 110,678 2,590,972
Intapp, Inc.
(a) (b)
...................... 346,492 12,705,862
InterDigital, Inc. ..................... 224,018 26,111,538
Jamf Holding Corp.
(a) (b)
................ 656,086 10,825,419
Kaltura, Inc.
(a)
...................... 835,947 1,003,136
LiveRamp Holdings, Inc.
(a)
.............. 573,249 17,736,324
Marathon Digital Holdings, Inc.
(a) (b)
........ 1,977,054 39,244,522
Matterport, Inc. , Class A
(a)
.............. 2,313,128 10,339,682
MeridianLink, Inc.
(a) (b)
................. 142,802 3,050,251
Mitek Systems, Inc.
(a) (b)
................ 409,767 4,581,195
N-able, Inc.
(a)
....................... 626,581 9,542,829
NCR Voyix Corp.
(a)
................... 1,152,611 14,234,746
NextNav, Inc.
(a) (b)
.................... 661,908 5,368,074
Olo, Inc. , Class A
(a)
................... 464,088 2,051,269
OneSpan, Inc.
(a) (b)
.................... 307,278 3,939,304
Ooma, Inc.
(a) (b)
...................... 38,540 382,702
PagerDuty, Inc.
(a) (b)
................... 787,838 18,065,125
Porch Group, Inc.
(a)
.................. 674,801 1,018,949
PowerSchool Holdings, Inc. , Class A
(a) (b)
.... 470,727 10,539,578
Prairie Operating Co.
(a)
................ 30,153 327,160
Progress Software Corp. ............... 378,965 20,562,641
PROS Holdings, Inc.
(a) (b)
............... 406,363 11,642,300
Q2 Holdings, Inc.
(a) (b)
.................. 522,438 31,518,685
Qualys, Inc.
(a) (b)
..................... 327,584 46,713,478
Rapid7, Inc.
(a)
...................... 546,336 23,618,105
Red Violet, Inc.
(a)
.................... 97,458 2,475,433
Rekor Systems, Inc.
(a)
................. 556,246 862,181
ReposiTrak, Inc. .................... 100,111 1,530,697
Rimini Street, Inc.
(a) (b)
................. 77,793 238,824
Riot Platforms, Inc.
(a) (b)
................ 321,751 2,940,804
Sapiens International Corp. NV .......... 272,627 9,250,234
SEMrush Holdings, Inc. , Class A
(a)
........ 322,223 4,314,566
SoundHound AI, Inc. , Class A
(a) (b)
......... 2,509,647 9,913,106
SoundThinking, Inc.
(a)
................. 82,116 1,000,173
Sprinklr, Inc. , Class A
(a) (b)
............... 911,433 8,767,985
Sprout Social, Inc. , Class A
(a)
............ 436,609 15,578,209
SPS Commerce, Inc.
(a)
................ 328,808 61,868,513
Tenable Holdings, Inc.
(a) (b)
.............. 1,045,438 45,560,188
Terawulf, Inc.
(a)
..................... 1,893,749 8,427,183
Varonis Systems, Inc.
(a) (b)
............... 981,598 47,087,256
Vertex, Inc. , Class A
(a)
................. 481,016 17,340,627
Viant Technology, Inc. , Class A
(a) (b)
........ 140,662 1,388,334
Weave Communications, Inc.
(a)
.......... 348,057 3,139,474
WM Technology, Inc. , Class A
(a)
.......... 663,220 689,749
Workiva, Inc. , Class A
(a) (b)
.............. 447,792 32,684,338
Yext, Inc.
(a)
........................ 929,285 4,971,675
Zeta Global Holdings Corp. , Class A
(a) (b)
..... 1,455,404 25,687,881
Zuora, Inc. , Class A
(a) (b)
................ 1,144,806 11,367,924
1,192,523,666
Specialized REITs — 0.1%
Outfront Media, Inc. .................. 515,596 7,373,023
Security
Shares
Shares Value
Specialty Retail — 2.2%
1-800-Flowers.com, Inc. , Class A
(a)
........ 48,064 $ 457,569
Abercrombie & Fitch Co. , Class A
(a)
........ 443,877 78,939,086
Academy Sports & Outdoors, Inc.
(b)
........ 167,497 8,919,215
American Eagle Outfitters, Inc. ........... 1,281,004 25,568,840
Arhaus, Inc. , Class A ................. 385,360 6,527,998
Arko Corp. ........................ 69,954 438,612
Boot Barn Holdings, Inc.
(a) (b)
............. 261,070 33,659,755
Buckle, Inc. (The) ................... 272,268 10,057,580
Build-A-Bear Workshop, Inc. ............ 112,474 2,842,218
Caleres, Inc. ....................... 90,955 3,056,088
Camping World Holdings, Inc. , Class A ..... 376,218 6,719,254
CarParts.com, Inc.
(a)
.................. 42,121 42,121
EVgo, Inc. , Class A
(a) (b)
................ 124,254 304,422
Genesco, Inc.
(a)
..................... 24,971 645,750
GrowGeneration Corp.
(a)
............... 48,174 103,574
Hibbett, Inc. ....................... 81,934 7,145,464
J Jill, Inc. ......................... 35,596 1,244,792
Leslie's, Inc.
(a) (b)
..................... 957,397 4,011,493
National Vision Holdings, Inc.
(a)
.......... 47,352 619,838
RealReal, Inc. (The)
(a)
................. 605,043 1,930,087
Revolve Group, Inc. , Class A
(a) (b)
.......... 337,025 5,362,068
Sonic Automotive, Inc. , Class A .......... 36,093 1,965,986
ThredUp, Inc. , Class A
(a)
............... 115,241 195,910
Tile Shop Holdings, Inc.
(a)
.............. 69,639 482,598
Torrid Holdings, Inc.
(a) (b)
................ 97,278 728,612
Upbound Group, Inc. ................. 472,059 14,492,211
Urban Outfitters, Inc.
(a)
................ 159,739 6,557,286
Victoria's Secret & Co.
(a)
............... 161,665 2,856,621
Warby Parker, Inc. , Class A
(a) (b)
........... 771,206 12,385,568
238,260,616
Technology Hardware, Storage & Peripherals — 0.1%
CompoSecure, Inc. , Class A ............ 132,404 900,347
Corsair Gaming, Inc.
(a)
................ 86,231 951,990
CPI Card Group, Inc.
(a)
................ 44,991 1,226,005
IonQ, Inc.
(a) (b)
....................... 1,753,124 12,324,462
Turtle Beach Corp.
(a)
.................. 88,721 1,272,259
16,675,063
Textiles, Apparel & Luxury Goods — 0.9%
Figs, Inc. , Class A
(a) (b)
................. 68,055 362,733
Hanesbrands, Inc.
(a)
.................. 3,102,561 15,295,626
Kontoor Brands, Inc. .................. 492,500 32,578,875
Oxford Industries, Inc. ................ 92,118 9,225,617
Rocky Brands, Inc. ................... 22,553 833,559
Steven Madden Ltd. .................. 640,389 27,088,455
Superior Group of Cos., Inc. ............ 18,014 340,645
Wolverine World Wide, Inc. ............. 702,272 9,494,717
95,220,227
Tobacco — 0.1%
Ispire Technology, Inc.
(a) (b)
.............. 168,053 1,344,424
Turning Point Brands, Inc. .............. 129,810 4,165,603
Vector Group Ltd. ................... 201,128 2,125,923
7,635,950
Trading Companies & Distributors — 3.1%
Alta Equipment Group, Inc. , Class A ....... 229,451 1,844,786
Applied Industrial Technologies, Inc. ....... 340,357 66,029,258
Beacon Roofing Supply, Inc.
(a) (b)
.......... 524,002 47,422,181
Boise Cascade Co. .................. 167,156 19,928,338
Custom Truck One Source, Inc.
(a) (b)
........ 285,033 1,239,894
Distribution Solutions Group, Inc.
(a) (b)
....... 82,061 2,461,830
DXP Enterprises, Inc.
(a)
................ 8,674 397,616
EVI Industries, Inc. ................... 36,953 699,151
FTAI Aviation Ltd. .................... 881,756 91,023,672

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
Global Industrial Co. .................. 118,451 $ 3,714,623
GMS, Inc.
(a)
........................ 317,005 25,553,773
H&E Equipment Services, Inc. ........... 262,691 11,603,062
Herc Holdings, Inc. ................... 248,898 33,175,614
Hudson Technologies, Inc.
(a)
............ 48,371 425,181
Karat Packaging, Inc. ................. 60,050 1,776,279
McGrath RentCorp ................... 215,330 22,943,412
Transcat, Inc.
(a) (b)
.................... 75,944 9,088,978
Xometry, Inc. , Class A
(a) (b)
.............. 370,920 4,287,835
343,615,483
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp.
(a)
............. 94,475 873,894
Water Utilities — 0.2%
American States Water Co. ............. 187,038 13,573,348
Cadiz, Inc.
(a) (b)
...................... 373,418 1,153,862
California Water Service Group .......... 134,982 6,545,277
Consolidated Water Co. Ltd. ............ 31,669 840,495
Global Water Resources, Inc. ............ 103,090 1,247,389
Middlesex Water Co. ................. 22,144 1,157,245
York Water Co. (The) ................. 24,384 904,403
25,422,019
Wireless Telecommunication Services — 0.0%
Gogo, Inc.
(a) (b)
...................... 234,857 2,259,324
Total Common Stocks — 99 .6%
(Cost: $ 10,748,511,210 ) ............................ 10,969,993,281
Rights
Biotechnology — 0.0%
(a)
Contra Aduro Biotech I, CVR
(d)
.......... 105,692 49,675
Contra Chinook Therape, CVR
(d)
......... 137,855 86,849
Inhibrx, Inc., CVR ................... 193,298 208,762
Security
Shares
Shares Value
Biotechnology (continued)
Oncternal Therapeutics, Inc., CVR
(b) (d)
...... 6,020 $ 6,170
351,456
Total Rights — 0 .0%
(Cost: $ 191,265 ) ................................. 351,456
Total Long-Term Investments — 99.6%
(Cost: $ 10,748,702,475 ) ............................ 10,970,344,737
Short-Term Securities
Money Market Funds — 12.7%
(f)(g)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.48%
(h)
.................. 1,377,395,189 1,377,946,147
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.28% ................... 25,236,471 25,236,471
Total Short-Term Securities — 12 .7%
(Cost: $ 1,402,335,982 ) ............................ 1,403,182,618
Total Investments — 112 .3%
(Cost: $ 12,151,038,457 ) ............................ 12,373,527,355
Liabilities in Excess of Other Assets — (12.3) % ............ (1,355,187,995)
Net Assets — 100.0% ...............................
$ 11,018,339,360
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $145,214, representing less than 0.05% of its net assets as of period end, and an original cost of $809,658.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,749,782,858 $ — $ (371,624,121)
(a)
$ (58,958) $ (153,632) $ 1,377,946,147 1,377,395,189 $ 4,072,708
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 48,768,473 — (23,532,002)
(a)
— — 25,236,471 25,236,471 303,896 —
$ (58,958) $ (153,632) $ 1,403,182,618 $ 4,376,604 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 2000 Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 974 09/20/24 $ 100,566 $ 195,660
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 10,969,804,857 $ 145,214 $ 43,210 $ 10,969,993,281
Rights ................................................ — 208,762 142,694 351,456
Short-Term Securities
Money Market Funds ...................................... 1,403,182,618 — — 1,403,182,618
$ 12,372,987,475 $ 353,976 $ 185,904 $ 12,373,527,355
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 195,660 $ — $ — $ 195,660
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust